UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
Check here if Amendment[ ]; Amendment Number:___________
    This Amendment (Check only one): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Monetta Financial Services, Inc.
Address:  1776-A S. Naperville Road
          Suite 100
          Wheaton, IL 60189

Form 13F File Number:  028-02784

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, ant that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Bacarella
Title:  President
Phone:  630-462-9800

Signature, Place, and Date of Signing




/s/ Robert Bacarella      Wheaton, IL   May 13, 2013

Report Type (Check only one):

  [X] 13F HOLDING REPORT.
  [ ] 13F NOTICE.
  [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
              None



Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 63

Form 13F Information Table Value Total: $101,856

List of Other Included Managers:   NONE



                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Amarin Corporation PLC         COM              023111206      534    72000 SH       SOLE                    72000
American Express Co.           COM              025816109      472     7000 SH       SOLE                     7000
American Intl Group, Inc.      COM              026874784     1747    45000 SH       SOLE                    45000
Automatic Data Processing Inc. COM              053015103     1170    18000 SH       SOLE                    18000
Bank of America Corp           COM              060505104     2801   230000 SH       SOLE                   230000
Bed Bath & Beyond Inc          COM              075896100     1095    17000 SH       SOLE                    17000
CarMax Inc.                    COM              143130102      667    16000 SH       SOLE                    16000
Caterpillar, Inc.              COM              149123101     1609    18500 SH       SOLE                    18500
Celgene Corp.                  COM              151020104     1391    12000 SH       SOLE                    12000
Cerner Corporation             COM              156782104      853     9000 SH       SOLE                     9000
Cisco Systems Inc.             COM              17275R102     1568    75000 SH       SOLE                    75000
Comcast Corp. - CL A           COM              20030N101     1470    35000 SH       SOLE                    35000
ConocoPhillips                 COM              20825C104      721    12000 SH       SOLE                    12000
Costco Wholesale Corp          COM              22160K105     1273    12000 SH       SOLE                    12000
Delta Air Lines, Inc.          COM              247361702      991    60000 SH       SOLE                    60000
Dunkin' Brands Group, Inc.     COM              265504100      922    25000 SH       SOLE                    25000
EOG Resources Inc              COM              26875P101      768     6000 SH       SOLE                     6000
Eaton Corporation              COM              G29183103     1286    21000 SH       SOLE                    21000
Express Scripts Inc            COM              30219G108      807    14000 SH       SOLE                    14000
Ford Motor Company             COM              345370860     2433   185000 SH       SOLE                   185000
General Electric Co            COM              369604103      925    40000 SH       SOLE                    40000
Genworth Financial, Inc. - CL  COM              37247D106      100    10000 SH       SOLE                    10000
Google, Inc.                   COM              38259P508     1906     2400 SH       SOLE                     2400
Green Mountain Coffee Roasters COM              393122106     1226    21600 SH       SOLE                    21600
Hain Celestial Group, Inc.     COM              405217100      458     7500 SH       SOLE                     7500
Home Depot Inc.                COM              437076102     2303    33000 SH       SOLE                    33000
Ingersoll-Rand Co.             COM              G47791101      660    12000 SH       SOLE                    12000
JPMorgan Chase & Co            COM              46625H100     2943    62000 SH       SOLE                    62000
Johnson & Johnson              COM              478160104     2038    25000 SH       SOLE                    25000
Kimberly-Clark Corp.           COM              494368103      686     7000 SH       SOLE                     7000
Las Vegas Sands Corp.          COM              517834107     1127    20000 SH       SOLE                    20000
Lennar Corp cl A               COM              526057104     1555    37500 SH       SOLE                    37500
Mastercard, Inc.               COM              57636Q104     2706     5000 SH       SOLE                     5000
McDonald's Corp.               COM              580135101     1894    19000 SH       SOLE                    19000
Microsoft Corporation          COM              594918104      744    26000 SH       SOLE                    26000
Monsanto Co                    COM              61166W101     1056    10000 SH       SOLE                    10000
National Oilwell-Varco, Inc.   COM              637071101     1061    15000 SH       SOLE                    15000
News Corporation               COM              65248E104     1679    55000 SH       SOLE                    55000
Oracle Corporation             COM              68389X105      970    30000 SH       SOLE                    30000
PPG Industries Inc.            COM              693506107      804     6000 SH       SOLE                     6000
PepsiCo, Inc.                  COM              713448108     2057    26000 SH       SOLE                    26000
Pfizer Inc.                    COM              717081103     1587    55000 SH       SOLE                    55000
Prudential Financial Inc       COM              744320102     1239    21000 SH       SOLE                    21000
Qualcomm Inc.                  COM              747525103     1473    22000 SH       SOLE                    22000
Sherwin-Williams Co.           COM              824348106     1689    10000 SH       SOLE                    10000
Synovus Financial Corp         COM              87161C105       97    35000 SH       SOLE                    35000
Sysco Corporation              COM              871829107      528    15000 SH       SOLE                    15000
The Coca-Cola Co.              COM              191216100      485    12000 SH       SOLE                    12000
The Proctor & Gamble Co.       COM              742718109     2004    26000 SH       SOLE                    26000
The Walt Disney Co.            COM              254687106     2726    48000 SH       SOLE                    48000
UnitedHealth Group, Inc.       COM              91324P102      801    14000 SH       SOLE                    14000
VISA, Inc. - CL A              COM              92826C839     1019     6000 SH       SOLE                     6000
Verizon Communications, Inc.   COM              92343V104     1130    23000 SH       SOLE                    23000
WellPoint, Inc.                COM              94973V107     1490    22500 SH       SOLE                    22500
eBay Inc.                      COM              278642103     2169    40000 SH       SOLE                    40000
SPDR Trust Series 1            ETF              78462F103     8689    55500 SH       SOLE                    55500
Schwab U.S. Large-Cap ETF      ETF              808524201     2727    73000 SH       SOLE                    73000
Vanguard Growth ETF            ETF              922908736     2403    31000 SH       SOLE                    31000
Vanguard Large-Cap ETF         ETF              922908637     2454    34200 SH       SOLE                    34200
Vanguard S&P 500               ETF              922908413     2722    38000 SH       SOLE                    38000
Vanguard Value ETF             ETF              922908744     2460    37500 SH       SOLE                    37500
iShares S&P 100 Index Fund     ETF              464287101     1409    20000 SH       SOLE                    20000
iShares S&P 500 Index Fund     ETF              464287200     7080    45000 SH       SOLE                    45000

Total                                                                101,856
